Investment Risks - Pacer ActiveAlpha India Quality ETF	Dec. 22, 2025
Behavioral And Sentiment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Behavioral and Sentiment Risk. Market prices are influenced by investor sentiment, speculative bubbles, and behavioral biases. Short-term market anomalies or irrational exuberance can lead to price distortions, affecting factor-based investing strategies. If speculative trends dominate, systematic investing may experience short-term underperformance.
Calculation Methodology Risk Member
Prospectus [Line Items]
Risk [Text Block]	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
◦Automotive Companies Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. Automotive companies can be significantly affected by labor relations and fluctuating component prices. Developments in automotive technologies may require significant capital expenditures that may not generate profits for several years, if ever. Automotive companies may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

Concentration Risk, Automotive Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Automotive Companies Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. Automotive companies can be significantly affected by labor relations and fluctuating component prices. Developments in automotive technologies may require significant capital expenditures that may not generate profits for several years, if ever. Automotive companies may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.
Currency Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Exchange Rate Risk. The Fund’s assets may include exposure to investments denominated in non-U.S. currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.
Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. ETF shares can only be redeemed in creation units by APs. Individual shareholders may only purchase and sell ETF shares on a secondary market.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as the Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. ETF shares can only be redeemed in creation units by APs. Individual shareholders may only purchase and sell ETF shares on a secondary market.
ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as the Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Factor Performance Risk Member
Prospectus [Line Items]
Risk [Text Block]	Factor Performance Risk. The Index is based on a quality focused multi-factor investment strategy that integrates several factors. These factors do not always perform uniformly across all market cycles. For instance, during growth-driven bull markets, one factor may underperform, while another may struggle in volatile sideways markets. If one or more factors lose effectiveness or experience prolonged underperformance, the Fund’s returns may be impacted.
Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
◦Indian Securities Risk. Investment in Indian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely affect the value of the Fund’s assets. Such heightened risks include, among others, political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.
The securities market of India is considered an emerging market that is characterized by a number of listed companies that have significantly smaller market capitalizations, greater price volatility and substantially less liquidity than companies in more developed markets. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment. This will affect the rate at which the Fund is able to invest in securities of Indian companies, the purchase and sale prices for such securities, and the timing of purchases and sales. Certain restrictions on foreign investment may decrease the liquidity of the Fund’s portfolio, subject the Fund to higher transaction costs, or inhibit the Fund’s ability to track the Index. The Fund’s investments in securities of issuers located or operating in India, as well as its ability to track the Index, also may be limited or prevented, at times, due to the limits on foreign ownership imposed by the Reserve Bank of India (“RBI”).
The Fund is registered as a foreign portfolio investor (“FPI”) with the Securities and Exchange Board of India (“SEBI”) in order to have the ability to make and dispose of investments in Indian securities. There can be no assurance that the Fund will qualify or continue to qualify as an FPI under the SEBI FPI Regulations, 2019, or that the Indian regulatory authorities will continue to grant such qualifications, and the loss of such qualifications could adversely impact the ability of the Fund to make and dispose of investments in India. Investments by FPIs in Indian securities are also subject to certain limits and restrictions under applicable law, and the application of such limits and restrictions could adversely impact the ability of the Fund to make investments in India.
Because the Fund invests primarily in the securities of companies in India, it will be impacted by events or conditions affecting India. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. There may be less reliable or publicly-available information about the Indian market due to non-uniform regulatory, accounting, auditing or financial recordkeeping standards, which could cause errors in the implementation of the Fund’s investment strategy and in index data, computation, and construction. For these reasons, the Index Provider’s due diligence and oversight process with respect to index data, computation, construction and rebalancing may be limited, all of which may have an adverse impact on the Fund. The Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy. The Indian economy has experienced generally sustained growth during the last several years. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India’s exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financial sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan. The Indian government has confronted separatist movements in several Indian states. Investment and repatriation restrictions and tax laws in India may impact the ability of the Fund to track its Index. Each of the factors described above could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Foreign Securities Risk, Indian Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Indian Securities Risk. Investment in Indian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely affect the value of the Fund’s assets. Such heightened risks include, among others, political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.
The securities market of India is considered an emerging market that is characterized by a number of listed companies that have significantly smaller market capitalizations, greater price volatility and substantially less liquidity than companies in more developed markets. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment. This will affect the rate at which the Fund is able to invest in securities of Indian companies, the purchase and sale prices for such securities, and the timing of purchases and sales. Certain restrictions on foreign investment may decrease the liquidity of the Fund’s portfolio, subject the Fund to higher transaction costs, or inhibit the Fund’s ability to track the Index. The Fund’s investments in securities of issuers located or operating in India, as well as its ability to track the Index, also may be limited or prevented, at times, due to the limits on foreign ownership imposed by the Reserve Bank of India (“RBI”).
The Fund is registered as a foreign portfolio investor (“FPI”) with the Securities and Exchange Board of India (“SEBI”) in order to have the ability to make and dispose of investments in Indian securities. There can be no assurance that the Fund will qualify or continue to qualify as an FPI under the SEBI FPI Regulations, 2019, or that the Indian regulatory authorities will continue to grant such qualifications, and the loss of such qualifications could adversely impact the ability of the Fund to make and dispose of investments in India. Investments by FPIs in Indian securities are also subject to certain limits and restrictions under applicable law, and the application of such limits and restrictions could adversely impact the ability of the Fund to make investments in India.
Because the Fund invests primarily in the securities of companies in India, it will be impacted by events or conditions affecting India. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. There may be less reliable or publicly-available information about the Indian market due to non-uniform regulatory, accounting, auditing or financial recordkeeping standards, which could cause errors in the implementation of the Fund’s investment strategy and in index data, computation, and construction. For these reasons, the Index Provider’s due diligence and oversight process with respect to index data, computation, construction and rebalancing may be limited, all of which may have an adverse impact on the Fund. The Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy. The Indian economy has experienced generally sustained growth during the last several years. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India’s exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financial sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan. The Indian government has confronted separatist movements in several Indian states. Investment and repatriation restrictions and tax laws in India may impact the ability of the Fund to track its Index. Each of the factors described above could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Mid-Cap And Small-Cap Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Models And Data Risk Member
Prospectus [Line Items]
Risk [Text Block]	Models and Data Risk. The composition of the Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to securities being included in or excluded from the Index that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to reflect the errors, too.
New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
New Index Provider Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Index Provider Risk. The Index was created by and is owned by ActiveAlpha, which has not previously been an index provider, which may create additional risks for investing in the Fund. There is no assurance that the Index will be compiled accurately, or that the Index will be reconstituted, rebalanced, calculated or disseminated accurately. Any losses or costs associated with errors made by ActiveAlpha or its agents may be borne by the Fund and its shareholders.
Passive Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Investment Risk. The Fund is not actively managed and the Sub-Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. To the extent the Index has extensive exposure to a sector, the Fund will invest more heavily in such sector(s) of the economy and its performance will be especially sensitive to developments that significantly affect those sectors.
Sector Risk, Consumer Discretionary Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
◦Consumer Discretionary Sector Risk. The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Fund invests in securities of Indian issuers. The Fund is subject to tax in India on the purchase and sale of Indian securities, which will reduce the Fund’s returns. For more information regarding the tax implications of investing in Indian securities, please see the section titled “Indian Tax Disclosure.”
Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected.
Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Because non-U.S. exchanges may be open on days when the Fund does not price its Shares, the value of foreign securities or assets in the Fund’s portfolio may change on days when investors will not be able to purchase or sell the Fund’s Shares. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.